Note and Warrant Purchase Agreement (Details) - USD ($)	Dec. 31, 2015	Sep. 30, 2015	Aug. 24, 2015	Oct. 17, 2014	Sep. 08, 2014
Note and Warrant Purchase Agreement
Company entered into a $500,000 Note and Warrant Purchase Agreement - Maturity date of note: July 17, 2015				$ 500,000
Annual interest rate that accrues on the Note				8.00%
Company received an advance amount under the Note					$ 250,000
Company received remaining amount advanced on the Note				$ 250,000
The Company issued the note holder common stock warrants in connection with the Note (in Warrants)				735,294
Fair value of the warrants issued to the note holder, recorded as a discount to the note and being amortized to interest expense over the life of the note thru July 17, 2015				$ 73,053
Exercise price for the purchase of common stock under the warrants issued in connection with the Note (per Share)				$ 0.17
Amortization expense recognized during the period for warrants issued to note holder	$ 73,053	$ 73,053
The Company issued to a third party common stock warrants in connection with the Note (in Warrants)				147,058
Fair value of the warrants issued to the third party, recorded as deferred financing costs and being amortized to interest expense over the life of the note thru July 17, 2015				$ 17,111
Amortization expense recognized during the period for warrants issued to third party	17,111	17,111
Unamortized deferred financing cost balance at the end of the period for warrants issued to third party	0	0
Unamortized discount on the Note during the period	0	0
The Company issued the note holder common stock warrants in connection with the amended Note (in Warrants)			4,714,286
Exercise price for the purchase of common stock under the warrants issued in connection with the amended Note (per Share)			$ 0.07
Fair value of the amended warrants issued to the note holder, expensed as a loss on debt extinguishment during the period			$ 220,703
Outstanding balance under the amended note payable at the end of the period	500,000	500,000
Accrued interest on the amended note at end of period	$ 8,219	$ 8,219